Business Acquisition	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Business Acquisition
Business Acquisition

Note 15: Business Acquisition

On July 1, 2022, Alliance purchased the Assets and Liabilities of Think3Fold, LLC, a collectibles distribution company for no consideration. The transaction expanded and diversified the Company’s portfolio of products and enabled scale and fixed cost leverage.

The results of operations of the acquired entity have been included in the Consolidated Financial Statements since July 1, 2022. The Company recognized $1.0 million in acquisition related costs in the six months ended December 30, 2022, which are included in the consolidated statements of operations and comprehensive income within transaction costs.

Think3Fold revenue and earnings included in the Company’s consolidated statements of operations for the three- and nine-month periods ended March 31, 2023, were $2.6 million and $13.2 million, and $0.4 million and $1.5 million respectively.

As part of the Think3Fold acquisition, a contingent consideration, or earn-out, arrangement was established. The contingent consideration is contingent upon the achievement of certain predefined performance milestones from July 1, 2022, to June 30, 2025. The fair value of the contingent consideration was zero as of March 31, 2024, and as of June 30, 2023. Any subsequent changes in the fair value of the contingent consideration will be accounted for as an adjustment to the statement of operations and comprehensive (loss) income.

The Think3Fold acquisition was treated for accounting purposes as a purchase of Think3Fold using the acquisition method of accounting in accordance with ASC 805, Business Combination. Under the acquisition method of accounting, the aggregate consideration was allocated to the acquired assets and assumed liabilities, in each case, based on their respective fair value as of the closing date, with the excess of the consideration transferred over the fair value of the net assets acquired (or net liabilities assumed) being allocated to intangible assets and goodwill.

Allocation of purchase price consideration ($ in thousands)

Cash Acquired	$1
Trade Receivables	2,212
Inventory	7,853
Intangibles	3,000
Other Assets	19
Accounts Payable	(22,298)
Total identifiable net assets (liabilities)	(9,213)
Goodwill	9,213
Total Consideration	$—

Goodwill resulting from the Think3Fold acquisition is not deductible for tax purposes. This non-deductibility arises from the intrinsic nature of the transaction and applicable tax regulations. The recognized goodwill associated with the Think3Fold acquisition primarily comprises expected synergies, since the acquisition is expected to generate synergies in various aspects, including operational efficiencies and revenue growth. These synergies are a significant component of recognized goodwill, as they are anticipated to enhance the overall value of the combined entity.

Note 14: Business Acquisition

On July 1, 2022, Alliance purchased 100% of the stock of Think3Fold, a collectibles distribution company for contingent consideration with a fair value of zero at the acquisition date. The transaction expanded and diversified the Company’s portfolio of products and enabled scale and fixed cost leverage.

The results of operations of the acquired entity are included in the Consolidated Financial Statements from July 1, 2022, through June 30, 2023. The Company recognized $694,000 of acquisition-related costs that were expensed in year ended June 30, 2023. These costs are included in the consolidated statements of operations and comprehensive income within transaction costs.

Think3Fold revenue and earnings included in the Company’s consolidated statements of operations for the periods July 1, 2022, through June 30, 2023, are as follows:

Year Ended
($ in thousands)	June 30, 2023
Revenue	$16,112
Net Income	$1,881

The company has not presented pro forma financial information for the acquisition of Think3Fold in accordance with ASC 805, as historical financial information was not available in a reliable format and because the omission of such information is considered immaterial to the consolidated financial statements as a whole.

As part of the Think3Fold acquisition, a contingent consideration, or earn-out, arrangement was established. The contingent consideration is contingent upon the achievement of certain predefined performance milestones from July 1, 2022, to June 30, 2025. The fair value of the contingent consideration was zero at the acquisition date and as of June 30, 2023. Any subsequent changes in the fair value of the contingent consideration will be accounted for as an adjustment to the statement of operations and comprehensive (loss) income.

The Think3Fold acquisition was treated for accounting purposes as a purchase of Think3Fold using the acquisition method of accounting in accordance with ASC 805, Business Combination. Under the acquisition method of accounting, the aggregate consideration was allocated to the acquired assets and assumed liabilities, in each case, based on their respective fair value as of the closing date, with the excess of the consideration transferred over the fair value of the net assets acquired (or net liabilities assumed) being allocated to intangible assets and goodwill.

The purchase price allocation for this business acquisition was completed in the fourth quarter of the fiscal year ended June 30, 2023 and the following assets and liabilities are recognized based on the purchase price allocation and the fair value measurements. During the twelve-month period ended June 30, 2023, the Company recorded a measurement period adjustment to reduce the fair value of the inventory acquired by $5.2 million, which resulted in a corresponding increase in goodwill.

Allocation of purchase price consideration ($ in thousands)

Cash Acquired	$1
Trade Receivables	2,212
Inventory	7,853
Customer Relationship Intangibles	3,000
Other Assets	19
Accounts Payable	(22,298)
Total identifiable net assets (liabilities)	(9,213)
Goodwill	9,213
Total Consideration	$—

Goodwill resulting from the Think3Fold acquisition is not deductible for tax purposes. This non-deductibility arises from the intrinsic nature of the transaction and applicable tax regulations. The recognized goodwill associated with the Think3Fold acquisition primarily comprises expected synergies, since the acquisition is expected to generate synergies in various aspects, including operational efficiencies and revenue growth. These synergies are a significant component of recognized goodwill, as they are anticipated to enhance the overall value of the combined entity.